SUBSEQUENT EVENTS - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Subsequent event | EVgo Holdings
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 17.0